Retirement benefits - Benefit Payments, Gratuity (Detail) - Gratuity ₨ in Millions	Mar. 31, 2025 INR (₨)
Benefit payments
2026	₨ 2,788.5
2027	2,389.1
2028	2,262.6
2029	2,085.8
2030	1,969.3
2031 - 2035	₨ 8,266.1